Other Current Monetary Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Current Monetary Assets [Abstract]
Disclosure Of Detailed Information About Other Current Monetary Assets Explanatory

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	$18,573	$21,680
Accrued custodial receipts	893	725
Others	886	1,003
	$20,352	$23,408

Annual Yield Rates of Time Deposits, Negotiable Certificates of Deposit, Commercial Paper and Repurchase Agreements Collateralized by Bonds with Maturities of more Than Three Months

The annual yield rates of time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months at the balance sheet dates were as follows:

	December 31
	2023	2024
Time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	0.03%-5.54%	0.03%-5.10%